ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2021
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

6. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of
	June 30, 2021	December 31, 2020
	RMB	RMB
	Unaudited
Accounts receivable	28,447	27,219
Less: Allowance for doubtful accounts	(7,213)	(6,247)
Accounts receivable, net	21,234	20,972

Allowance for doubtful accounts:

	As of
	June 30, 2021	December 31, 2020
	RMB	RMB
	Unaudited
Balance at beginning of year/period	(6,247)	(2,993)
Addition	(2,002)	(7,857)
Written off	1,036	4,603
Balance at end of year/period	(7,213)	(6,247)